Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of inventories [line items]
Raw materials	€ 1,278	€ 975		€ 1,087
Work in process	5,025	4,856		4,522
Finished goods	2,412	2,521		2,385
Total	8,715	8,352	[1]	7,994	[1]
Gross value
Disclosure of inventories [line items]
Raw materials	1,344	1,051		1,163
Work in process	5,579	5,398		5,104
Finished goods	2,696	2,739		2,629
Total	9,619	9,188		8,896
Allowances
Disclosure of inventories [line items]
Raw materials	66	76		76
Work in process	554	542		582
Finished goods	284	218		244
Total	€ 904	€ 836		€ 902

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.